SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. GAAP, and the rules and regulations of the SEC.

These unaudited consolidated financial statements include the accounts of Cycurion, Inc. (f/k/a KAE Holdings, Inc.; f/k/a Cyber Secure Solutions, Inc.) and its wholly owned subsidiaries: Cycurion Sub, Inc., Axxum Technologies LLC (“Axxum”), Cloudburst Security LLC (“Cloudburst”), Secuvant LLC (“Secuvant”) and Cycurion Innovation, Inc. The unaudited consolidated financial statements also include the accounts of SLG Innovation Inc. (“SLG”) as a result of the master service agreement entered into between Cycurion and SLG. The Company has determined that the SLG master service agreement constitutes a business combination as defined by ASC 805, Business Combinations (“ASC 805”). ASC 805 establishes principles and requirements as to how the acquirer of a business recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquiree. The assets acquired and liabilities assumed were recognized provisionally in the accompanying consolidated balance sheets at their estimated fair values as of March 31, 2025, and adjusted to final fair value amounts as of March 31, 2026.

On February 14, 2025, the Company completed its Business Combination with Western, a special purpose acquisition company, whereby Western merged with and into the Company, with the Company surviving the merger. The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP, with Cycurion Sub, Inc. treated as the accounting acquirer. Accordingly, the consolidated financial statements for periods prior to the Business Combination reflect the historical results of Cycurion Sub, Inc., and the equity structure has been retroactively recast to reflect the number of shares of the Company’s common stock issued in connection with the Business Combination.

All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation for Interim Periods

Certain information and disclosures normally included for the annual financial statements to be prepared in accordance with U.S. GAAP have been condensed or omitted for the interim periods presented. We believe that the unaudited interim consolidated financial statements include all adjustments (which are normal and recurring in nature) necessary to present fairly our financial position and the results of operations and cash flows for the periods presented.

The results of operations for the interim periods presented are not necessarily indicative of results that may be expected for the year or future periods. The financial statements should be read in conjunction with our audited consolidated financial statements and the accompanying notes contained in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025. We have continued to follow the accounting policies set forth in those financial statements.

Business Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM, the Chief Executive Officer, reviews consolidated results of operations and the consolidated balance sheets to make decisions, which is the exact same level of detail and categories as presented in the financial statements in the Quarterly Report. The Company maintains one operating and reportable segment, which is to deliver high-quality, cybersecurity solutions to federal government civilian, defense, and judiciary agencies in addition to commercial clients across a variety of industries.

Use of Estimates

Preparing consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of revenue, expenses, assets and liabilities, and disclosure of contingent assets and liabilities. The Company regularly assesses these estimates; however, actual results could differ from those estimates. We base our estimates on historical experience, currently available information, and various other assumptions that we believe are reasonable under the circumstances.

Management evaluates these estimates and assumptions on an ongoing basis, including those relating to revenue recognition on cost estimation on certain contracts, allowance for credit losses, certain assumptions related to share-based compensation, valuation and impairment of intangible assets and goodwill, and contingencies. Actual results could differ from those estimates. The impact of changes in estimates is recorded in the period in which they become known.

Reclassifications

Certain amounts have been reclassified to improve the clarity and comparability of the financial statements. These reclassifications had no impact on previously reported total assets, liabilities, equity, net loss or cash flows for any periods presented.

Recent Accounting Pronouncements

As described in Note 1, the Company is an emerging growth company as defined in the JOBS Act and has elected to use the extended transition period for complying with new or revised financial accounting standards. Accordingly, for any accounting standard for which the FASB has established different effective dates for public business entities and for all other entities, the Company applies the effective date applicable to entities other than public business entities. Where a standard specifies a single effective date applicable to all entities, no deferral is available and the Company applies that date.

Recent Accounting Pronouncements - Adopted

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” which requires public entities, including entities with a single reportable segment, to disclose on an annual and interim basis significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss. The Company adopted this standard for its fiscal year ended December 31, 2025, and has applied the required disclosures on a retrospective basis for all periods presented.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments in this update provide a practical expedient permitting an entity to assume that conditions at the balance sheet date remain unchanged over the life of the asset when estimating expected credit losses for current classified accounts receivable and contract assets. The Company adopted this standard for its fiscal year ended December 31, 2026, and has applied the required disclosures on a retrospective basis for all periods presented.

Recent Accounting Pronouncements - Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40),” as clarified by ASU 2025-01, which requires public entities to disclose, in tabular form, additional information about specified categories of expense included within relevant income statement expense captions. The standard is effective for annual reporting periods beginning after December 15, 2026, and for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its disclosures.

In May 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity.” The amendments require an entity to consider the factors in ASC 805-10-55-12 through 55-15 when determining the accounting acquirer in a business combination effected primarily by exchanging equity interests in which the legal acquiree is a variable interest entity that meets the definition of a business. The standard is effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, and for all other entities for annual reporting periods beginning after December 15, 2027. Consistent with its election to use the extended transition period available to emerging growth companies, the Company expects to adopt this standard for the fiscal year beginning January 1, 2028. The amendments are applied prospectively to acquisitions occurring after the initial application date, and early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software.” The standard simplifies the capitalization guidance by removing all references to prescriptive and sequential software development project stages throughout ASC 350-40, and instead requires capitalization to begin when management has authorized and committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended. The standard is effective for annual reporting periods beginning after December 15, 2027, and interim periods within those annual reporting periods. The amendments may be applied prospectively, retrospectively, or under a modified transition approach based on the status of the respective projects and whether software costs were capitalized before the date of adoption. Early adoption is permitted. The Company is currently evaluating the provisions of this standard and does not expect it to have a material impact on its consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The ASU establishes authoritative guidance in GAAP about accounting for government grants received by business entities, clarifies the appropriate accounting, in an effort to reduce diversity in practice, and increase consistency of application across business entities. The ASU is effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Adoption of this ASU can be applied a modified prospective approach, a modified retrospective approach, or a retrospective approach. Early adoption is permitted. We are currently evaluating the provisions of this ASU and do not expect this ASU to have a material impact on our consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. The ASU clarifies interim disclosure requirements and the applicability of Topic 270. The objective of the amendments is to provide further clarity about the current interim disclosure requirements. The ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Adoption of this ASU can be applied either a prospective or a retrospective approach. Early adoption is permitted. We are currently evaluating the provisions of this ASU and do not expect this ASU to have a material impact on our consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-12, Codification Improvements. The ASU addresses thirty-three items, representing the changes to the Codification that (1) clarify, (2) correct errors, or (3) make minor improvements. Generally, the amendments in this Update are not intended to result in significant changes for most entities. The ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2026. The adoption method of this ASU may vary, on an issue-by-issue basis. Early adoption is permitted. We are currently evaluating the provisions of this ASU and do not expect this ASU to have a material impact on our consolidated financial statements.

The Company has reviewed all other recently issued accounting pronouncements and does not believe that any such pronouncements will have a material impact on the Company’s consolidated financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP, and the rules and regulations of the SEC.

These financial statements include the accounts of Cycurion, Inc. (f/k/a KAE Holdings, Inc.; f/k/a Cyber Secure Solutions, Inc.) and its wholly owned subsidiaries: Cycurion Sub, Inc., Axxum Technologies LLC (“Axxum”), Cloudburst Security LLC (“Cloudburst”), and Cycurion Innovation, Inc. The consolidated financial statements also include the accounts of SLG Innovation Inc. (“SLG”) as a result of the master service agreement entered into between the Cycurion and SLG. The Company has determined that the SLG master service agreement constitutes a business combination as defined by ASC 805, Business Combinations (“ASC 805”). ASC 805 establishes principles and requirements as to how the acquirer of a business recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquiree. The assets acquired and liabilities assumed were recognized provisionally in the accompanying consolidated balance sheets at their estimated fair values as of March 31, 2025, and adjusted within a one-year period, as required.

On February 14, 2025, the Company completed its Business Combination with Western, a special purpose acquisition company, whereby Western merged with and into the Company, with the Company surviving the merger. The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP, with Cycurion Sub, Inc. treated as the accounting acquirer. Accordingly, the consolidated financial statements for periods prior to the Business Combination reflect the historical results of Cycurion Sub, Inc., and the equity structure has been retroactively recast to reflect the number of shares of the Company’s Common Stock issued in connection with the Business Combination.

Our fiscal year ends on December 31 and unless otherwise noted, references to fiscal year or fiscal years are for fiscal years ended December 31. The accompanying consolidated financial statements present our financial position as of December 31, 2025, and 2024 and our results of operations for fiscal years 2025 and 2024.

All significant intercompany balances and transactions have been eliminated in consolidation.

Reclassifications

Certain amounts have been reclassified to improve the clarity and comparability of the financial statements. These reclassifications had no impact on previously reported total assets, liabilities, equity, net (loss)/income, or cash flows for any periods presented.

Variable Interest Entities

The Company evaluates its relationships with other entities to identify whether they are Variable Interest Entities (“VIEs” or “VIE”) and, if so, whether the Company is the primary beneficiary. A VIE is generally an entity that either (a) has an insufficient amount of equity at risk to finance its activities without additional subordinated financial support, (b) has equity investors who lack the characteristics of a controlling financial interest, or (c) is structured with non-substantive voting rights. The Company consolidates VIEs for which it is the primary beneficiary, meaning it has both the power to direct the activities that most significantly impact the VIEs economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

As of December 31, 2025, SLG Innovation, Inc. is consolidated as a VIE. The Company reassesses VIE determinations on an ongoing basis.

Use of Estimates

Preparing consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of revenue, expenses, assets and liabilities, and disclosure of contingent assets and liabilities. The Company regularly assesses these estimates; however, actual results could differ from those estimates. We base our estimates on historical experience, currently available information, and various other assumptions that we believe are reasonable under the circumstances.

Management evaluates these estimates and assumptions on an ongoing basis, including those relating to revenue recognition on cost estimation on certain contracts, allowance for credit losses, certain assumptions related to share-based compensation, valuation and impairment of intangible assets and goodwill, and contingencies. Actual results could differ from those estimates. The impact of changes in estimates is recorded in the period in which they become known.

Revenue Recognition

The Company accounts for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). The Company accounts for a contract with a customer that is within the scope of this topic only when the five steps of revenue recognition under ASC 606 are met.

The five core principles will be evaluated for each service provided by the Company and is further supported by applicable guidance in ASC 606 to support the Company’s recognition of revenue. Revenue is derived primarily from services provided to the federal government or state and local governments. The Company enters into agreements with customers that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services and solutions are transferred to the customer. The Company also evaluates whether two or more agreements should be accounted for as one single contract.

When determining the total transaction price, the Company identifies both fixed and variable consideration elements within the contract. The Company estimates variable consideration as the most likely amount to which the Company expects to be entitled limited to the extent that it is probable that a significant reversal will not occur in a subsequent period.

At contract inception, the Company determines whether the goods or services to be provided are to be accounted for as a single performance obligation or as multiple performance obligations. For most contracts, the customers require the Company to perform several tasks in providing an integrated output and, hence, each of these contracts are deemed as having only one performance obligation. When contracts are separated into multiple performance obligations, the Company allocates the total transaction price to each performance obligation based on the estimated relative standalone selling prices of the promised services underlying each performance obligation.

This evaluation requires professional judgment, and it may impact the timing and pattern of revenue recognition. If multiple performance obligations are identified, the Company generally uses the cost plus a margin approach to determine the relative standalone selling price of each performance obligation. The Company does not assess whether a contract contains a significant financing component if the Company expects, at contract inception, that the period between when payment by the client and the transfer of promised services to the client occur will be less than one year. The Company currently generates its revenue from two different types of contractual arrangements: firm-fixed-price contracts (“FFP”) and time-and-materials (“T&M”) contracts. The Company generally recognizes revenue over time as control is transferred to the customer, based on the extent of progress towards satisfaction of the performance obligation. The selection of the method used to measure progress requires judgment and is dependent on the contract type and the nature of the goods or services to be provided. Revenue from FFP contracts is generally recognized ratably over the contract term, using a time-based measure of progress, even if billing is based on other metrics or milestones, including specific deliverables. For T&M contracts, the Company uses input progress measures to estimate revenue earned based on hours worked on contract performance at negotiated billing rates, plus direct costs and indirect cost burdens associated with materials and the direct expenses incurred in performance of the contract.

These arrangements generally qualify for the “right-to-invoice” practical expedient where revenue is recognized in proportion to billable consideration.

Revenue generated from the Company’s FFP contracts is recognized over time as performance obligations are satisfied, based on the transfer of control to the customer. Revenue is generally recognized using an input method based on labor hours or costs incurred relative to total estimated costs. Most contracts do not include significant variable consideration, and contract modifications are generally minimal. Accordingly, the Company’s election of available transition practical expedients did not have a material impact on revenue recognition.

Revenue generated from contracts with federal, state, and local governments is primarily recognized over time. Under T&M contracts, the Company performs services as directed by the customer and generally bills semi-monthly based on labor hours expended. Certain government software development contracts include defined deliverables and are structured as FFP arrangements, which are generally billed as performance obligations are satisfied.

Revenue recognition under FFP contracts requires judgment in allocating the transaction price to performance obligations and estimating total expected costs. Contract terms may extend up to five years.

Contract accounting requires judgment relative to assessing risks and estimating contract revenue and costs and assumptions for schedule and technical issues. Due to the size and nature of contracts, estimates of revenue and costs are subject to a number of variables. For contract change orders, claims or similar items, judgment is required for estimating the amounts, assessing the potential for realization and determining whether realization is probable. Estimates of total contract revenue and costs are continuously monitored during the term of the contract and are subject to revision as the contract progresses. From time to time, facts develop that require revisions of revenue recognized or cost estimates. To the extent that a revised estimate affects the current or an earlier period, the cumulative effect of the revision is recognized in the period in which the facts requiring the revision become known. When estimates of total costs to be incurred on a contract exceed total revenue, a provision for the entire loss on the contract is recorded in the period in which the loss is determined.

The Company accounts for contract costs in accordance with ASC Topic 340-40, Contracts with Customers. The Company recognizes the cost of sales of a contract as expense when incurred or at the time a performance obligation is satisfied. The Company recognizes an asset from the costs to fulfill a contract only if the costs relate directly to a contract, the costs generate or enhance resources that will be used in satisfying a performance obligation in the future and the costs are expected to be recovered. The incremental costs of obtaining a contract are capitalized unless the costs would have been incurred regardless of whether the contract was obtained.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less at the date of acquisition to be cash equivalents. Cash and cash equivalents are stated at cost, which approximates fair value. The Company’s cash balances may, from time to time, exceed insured limits of $250,000 established by the Federal Deposit Insurance Corporation (“FDIC”). The Company has not experienced any losses in such accounts and management believes the Company is not exposed to significant credit risk on its cash balances.

Accounts Receivable and Allowance for Credit Losses

Accounts receivable includes the following:

Billed Receivables: Billed receivables are balances where an invoice has been prepared and issued and is collectible under standard contract terms. Where we anticipate that an invoice will be issued within a short period of time and where the funds are considered collectible within standard contract terms, we include this balance as billed accounts receivable.

Unbilled Receivables: Unbilled receivables are balances that have not yet been billed due to timing, most commonly just a month delayed from the timing of revenue recognition and the actual bill being presented to the customer. The Company has fulfilled all requirements in order to bill the customer and collect the funds.

The Company maintains an allowance for credit losses on its accounts receivable, which includes both billed and unbilled receivables measured at amortized cost. The allowance is a contra-asset account representing management’s estimate of amounts not expected to be collected over the life of the receivable.

The Company estimates expected credit losses in accordance with ASC Topic 326, Financial Instruments - Credit Losses, based on historical loss experience, current conditions, and reasonable and supportable forecasts. Receivables are evaluated collectively, grouped by similar risk characteristics, which for the Company primarily reflects the composition of its customer base. Substantially all of the Company’s revenue is derived from contracts with federal, state, and local government entities. Because government obligors generally possess the legal authority and financial resources to satisfy contractual payment obligations, the Company has experienced minimal credit losses on its accounts receivable. Qualitative adjustments are applied as necessary to reflect conditions that may differ from historical experience.

The allowance is reviewed and updated at each reporting date. When a specific receivable is determined to be uncollectible, it is written off against the allowance. Recoveries of amounts previously written off are recognized when received.

Concentrations

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company’s customer base is concentrated among U.S. Federal Government agencies, state and local government agencies and their prime contractors. The Company monitors the financial condition of its customers and the credit quality of its receivable portfolio and does not require collateral from its customers. Customers representing 10% or more of revenue or accounts receivable are disclosed.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation is recorded over the assets’ estimated useful lives using the straight-line method, which is three to five years for furniture and equipment. Leasehold improvements are amortized over the shorter of their useful life or the remaining terms of the lease.

Upon sale or retirement of property and equipment, the costs and related accumulated depreciation and amortization are eliminated from the accounts and any gain or loss on such disposition is reflected in the consolidated statements of operations and comprehensive (loss)/income. Repairs and maintenance costs are expensed as incurred. Major renewals and improvements are capitalized and depreciated over their estimated useful lives.

Software Development Costs

We account for development costs of software in accordance with ASC Topic 985-20 (“ASC 985-20”), “Software - Costs of Software to be Sold, Leased, or Marketed” and ASC Topic 350-40 (“ASC 350-40”) “Internal Use Software,” depending on the intended use of the software being developed. Under ASC 985-20, all costs of developing software prior to establishing its technological feasibility are research and development costs and are expensed as incurred. Once technological feasibility has been established, subsequent costs should be capitalized until the software begins to be marketed or is released to customers, after which the capitalized costs should be amortized and reviewed for impairment. Under ASC 350-40, we capitalize certain software development costs when the preliminary project stage is completed and the software has entered the application development stage. Once substantial testing is complete and the software is ready to be used, capitalization of costs ceases.

Capitalized software development costs are amortized on a straight-line basis over the estimated economic life of the application, ranging from two to five years, beginning when the asset is ready for its intended use.

Goodwill

Goodwill represents the excess of acquisition consideration over the fair value of net tangible and intangible assets acquired and liabilities assumed. Goodwill is not amortized.

The Company tests goodwill for impairment at the reporting unit level on an annual basis as of December 31, or more frequently if events or changes in circumstances indicate that the carrying value of a reporting unit may exceed its fair value. Such circumstances may include, but are not limited to, a significant adverse change in business climate, loss of key contracts or customers, or negative operating performance trends.

The Company may elect to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If that threshold is met, or if the Company elects to bypass the qualitative assessment, a quantitative impairment test is performed by comparing the estimated fair value of the reporting unit to its carrying value, including goodwill. If the estimated fair value is less than the carrying value, an impairment loss is recognized for the difference, not to exceed the carrying amount of goodwill assigned to the reporting unit. The Company uses a combination of income and market approaches to estimate fair value, which involves the use of significant assumptions and judgments, including forecasted operating results and an appropriate discount rate.

The Company’s goodwill is amortized and deducted over a 15-year period for tax purposes. See Note 9 - Goodwill for additional information.

Intangible Assets

Intangible assets with finite useful lives, including contractual relationships, proprietary software and technology, and customer-related intangibles acquired through business combinations, are recorded at fair value at the date of acquisition and amortized on a straight-line basis over their estimated useful lives. The Company evaluates intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company recognizes an impairment charge measured as the excess of the carrying amount over the asset’s fair value.

Impairment of Long-Lived Assets

The Company reviews long-lived assets, including property and equipment, finite-lived intangible assets, and right-of-use lease assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of an asset or asset group is assessed based on a comparison of the carrying amount to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company recognizes an impairment charge measured as the excess of the carrying value over the fair value.

Fair Value Measurements

U.S. GAAP provides a framework for measuring fair value and expands disclosures about fair value measurements. The framework requires the valuation of investments using a three-tiered approach. The statement requires fair value measurement to be classified and disclosed in one of the following categories:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets and liabilities;
Level 2:	Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or
Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e. supported by little or no market activity).

As of December 31, 2025 and 2024, we did not have any financial instruments with significant Level 3 inputs and we did not have any financial instruments that are measured at fair value on a recurring basis. For certain of our non-derivative financial instruments, including receivables, accounts payable and other accrued liabilities, the carrying amount approximates fair value due to the short-term maturities of these instruments.

Financial Instruments - Warrants and Convertible Instruments

The Company accounts for warrants in accordance with ASC 815, “Derivatives and Hedging,” and ASC 480, “Distinguishing Liabilities from Equity,” based on an assessment of the specific terms and applicable authoritative guidance. Warrants that meet the criteria for equity classification are recorded as a component of additional paid-in capital at the time of issuance and are not subsequently remeasured. Warrants that do not meet the criteria for equity classification are recorded as liabilities at fair value and are remeasured at each reporting date, with changes in fair value recognized in the consolidated statements of operations.

Convertible instruments are evaluated to determine whether any embedded features require bifurcation and separate accounting as derivative instruments. The Company evaluates the conversion and other features of its convertible instruments under ASC 815 and ASC 470-20, “Debt-Debt with Conversion and Other Options,” to determine whether embedded derivatives must be separately accounted for. When the Company determines that embedded derivatives must be bifurcated, the derivative is initially recorded at fair value, with subsequent changes in fair value recorded in the consolidated statements of operations.

Debt Issuance Costs and Debt Discounts

Costs incurred in connection with the issuance of debt instruments are recorded as a direct deduction from the carrying amount of the related debt liability and amortized to interest expense over the contractual term of the debt using the effective interest method. Debt discounts, including beneficial conversion features, are also amortized to interest expense over the term of the related debt.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation-Stock Compensation.” Stock-based compensation expense for equity-classified awards is measured at the grant date based on the estimated fair value of the award, and is recognized on a straight-line basis over the requisite service period (generally the vesting period), with forfeitures recognized as they occur. The fair value of restricted stock units is generally based on the closing market price of the Company’s Common Stock on the date of grant.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes,” using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

A valuation allowance is established when it is more likely than not that some or all of the deferred tax assets will not be realized. In evaluating the need for a valuation allowance, the Company considers all available evidence, both positive and negative, including historical operating results, projected future taxable income, the expected timing of the reversal of existing temporary differences, and available tax planning strategies. The Company’s assessment of the realization of deferred tax assets is reviewed on a quarterly basis.

The Company recognizes the financial statement effects of uncertain tax positions when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the taxing authority. The Company classifies interest and penalties related to uncertain tax positions as a component of income tax expense.

Effective for the year ended December 31, 2025, the Company adopted ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” on a prospective basis. The Company has expanded its income tax disclosures to include a tabular rate reconciliation with specific categories, disclosure of income taxes paid disaggregated by federal, state, and foreign jurisdictions, and other disaggregated disclosures as required by the ASU.

(Loss)/Earnings Per Share

Basic (loss)/earnings per share is computed by dividing net (loss)/income attributable to Common Stockholders by the weighted-average number of shares of Common Stock outstanding during the period. Diluted (loss)/earnings per share is computed by dividing net (loss)/income attributable to Common Stockholders by the weighted-average number of shares of Common Stock outstanding during the period, adjusted for the dilutive effect of potentially dilutive securities, including stock options, warrants, convertible preferred stock and convertible debt, using the treasury stock method or the if-converted method, as applicable. In periods in which the Company reports a net loss, diluted loss per share is the same as basic loss per share, as the inclusion of potentially dilutive securities would be anti-dilutive.

Business Combinations

We evaluate acquisitions to determine whether it is a business combination or an asset acquisition and accounted for under U.S. GAAP using the acquisition method in accordance with ASC 805, Business Combinations. The Company allocates the fair value of purchase consideration to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values. The excess of the fair value of purchase consideration over the values of these identifiable assets and liabilities, if any, is recorded as goodwill.

The accounting for business combinations requires management to make judgments and estimates of the fair value of assets acquired, including the identification and valuation of intangible assets, as well as liabilities and contingencies assumed. Such judgments and estimates directly impact the amount of goodwill recognized in connection with an acquisition. Estimating the fair value of acquired assets and assumed liabilities, including intangibles, requires judgment about expected future cash flows, weighted-average cost of capital, discount rates and expected long-term growth rates.

Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM, the Chief Executive Officer, reviews consolidated results of operations to make decisions. The Company maintains one operating and reportable segment, which is the delivery of products and services in the areas of information technology, electronic warfare, information warfare and cybersecurity in the governmental and commercial markets.

The Company adopted ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” which requires expanded disclosures about significant segment expenses and other items for single-segment entities, based on the information regularly presented and reviewed by the CODM. Accordingly, the Company concluded that no additional expense disclosures are required other than the breakout currently disclosed in the financial statements and footnotes.

Common Stock Subject to Possible Redemption

The Company accounts for its Common Stock subject to possible redemption in accordance with the guidance in ASC 480. Shares of Common Stock subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable Common Stock (including Common Stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, Common Stock is classified as stockholders’ equity. The Company’s shares of Common Stock sold in the initial public offering of Western feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events.

Advertising and Marketing Costs

Advertising and marketing costs are expensed as incurred and are included in selling, general and administrative expenses in the consolidated statements of operations.

Recent Accounting Pronouncements - Adopted

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” which requires public entities, including entities with a single reportable segment, to disclose on an annual and interim basis significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss. The Company adopted this standard for its fiscal year ended December 31, 2025, and has applied the required disclosures on a retrospective basis for all periods presented.

Recent Accounting Pronouncements - Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40),” which requires public entities to disclose, on both an annual and interim basis, additional information about certain expense categories in tabular form. The standard is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its disclosures.

In early 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805): Determining the Accounting Acquirer When a VIE Is Acquired,” which provides clarifying guidance to help entities identify the accounting acquirer in a business combination when the entity being acquired is a VIE. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments in this update provide a practical expedient permitting an entity to assume that conditions at the balance sheet date remain unchanged over the life of the asset when estimating expected credit losses for current classified accounts receivable and contract assets. This update is effective for annual periods beginning after December 15, 2025, including interim periods within those fiscal years. Adoption of this ASU can be applied prospectively for reporting periods after its effective date. Early adoption is permitted. We are currently evaluating the provisions of this ASU and do not expect this ASU to have a material impact on our consolidated financial statements.

In September 2025, the FASB issued ASU No. 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. The ASU simplifies the capitalization guidance by removing all references to prescriptive and sequential software development stages (referred to as “project stages”) throughout ASC 350-40. The ASU is effective for annual periods beginning after December 15, 2027, and interim periods within those fiscal years. Adoption of this ASU can be applied prospectively for reporting periods after its effective date; or follow a modified transition approach that is based on the status of the respective projects and whether software costs were capitalized before the date of adoption; or retrospectively to any or all prior periods presented in the consolidated financial statements. Early adoption is permitted. We are currently evaluating the provisions of this ASU and do not expect this ASU to have a material impact on our consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The ASU establishes authoritative guidance in GAAP about accounting for government grants received by business entities, clarifies the appropriate accounting, in an effort to reduce diversity in practice, and increase consistency of application across business entities. The ASU is effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Adoption of this ASU can be applied a modified prospective approach, a modified retrospective approach, or a retrospective approach. Early adoption is permitted. We are currently evaluating the provisions of this ASU and do not expect this ASU to have a material impact on our consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. The ASU clarifies interim disclosure requirements and the applicability of Topic 270. The objective of the amendments is to provide further clarity about the current interim disclosure requirements. The ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Adoption of this ASU can be applied either a prospective or a retrospective approach. Early adoption is permitted. We are currently evaluating the provisions of this ASU and do not expect this ASU to have a material impact on our consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-12, Codification Improvements. The ASU addresses thirty-three items, representing the changes to the Codification that (1) clarify, (2) correct errors, or (3) make minor improvements. Generally, the amendments in this Update are not intended to result in significant changes for most entities. The ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2026. The adoption method of this ASU may vary, on an issue-by-issue basis. Early adoption is permitted. We are currently evaluating the provisions of this ASU and do not expect this ASU to have a material impact on our consolidated financial statements.

The Company has reviewed all other recently issued accounting pronouncements and does not believe that any such pronouncements will have a material impact on the Company’s consolidated financial statements.